RELATED PARTY TRANSACTIONS - FOUNDER SHARES (Details) - USD ($)			12 Months Ended
	Apr. 09, 2019	Nov. 15, 2018	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Common stock, shares issued			3,869,118	3,869,118
Common stock, value			$ 4,000	$ 4,000
Common stock, shares outstanding			3,716,526	3,716,526
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
RELATED PARTY TRANSACTIONS
Common stock, shares outstanding			113,615,343
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock
RELATED PARTY TRANSACTIONS
Common stock, shares issued			1,336,779	982,511
Common stock, value			$ 134	$ 98
Common stock, shares outstanding			1,336,779	982,511
Sale of units per share			$ 12.00
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Minimum
RELATED PARTY TRANSACTIONS
Common stock trading days			20 days
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Maximum
RELATED PARTY TRANSACTIONS
Common stock trading days			30 days
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class B Common Stock
RELATED PARTY TRANSACTIONS
Common stock, shares issued			7,639,330	7,639,330
Common stock, value			$ 764	$ 764
Common stock, shares outstanding			7,639,330	7,639,330
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Founder shares | Underwriters
RELATED PARTY TRANSACTIONS
Common stock, shares issued	7,639,330
Number of shares forfeited	985,670
Number of shares no longer subject to forfeiture	139,330
Common stock, shares outstanding	7,639,330
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Founder shares | Class B Common Stock
RELATED PARTY TRANSACTIONS
Common stock, shares issued		8,625,000
Common stock, value		$ 25,000
Founder shares forfeited		1,125,000
Percentage of shares converted		20.00%